Property, plant and equipment (Buildings without ownership certificate) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Aggregate net book value	¥ 8,386	¥ 10,800